ROYALTY, STREAM, AND OTHER INTERESTS - Disclosure of detailed information about transaction along with total assets acquired, net of liabilities assumed (Details) - Nova Royalty Corp [Member]
$ in Thousands
	1 Months Ended
	Nov. 30, 2023 $ / shares	Dec. 31, 2023 Share	Dec. 01, 2023 USD ($) Share
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Number of Metalla Shares issued to Nova shareholders | Share			33,893,734
Number of Metalla Shares issued to Nova RSU holders | Share			741,597
Total Number of Metalla Shares issued | Share		34,943,542	34,635,331
Closing price of a Metalla Share on November 30, 2023, on TSXV | $ / shares	$ 4.34
C$/US$ exchange rate on November 30, 2023 | $ / shares	$ 1.356
Value of common shares issued as consideration			$ 110,853
Value of Nova share options converted to Metalla share options			1,152
Nova long-term debt repaid as part of transaction			11,064
Transaction costs			2,695
Purchase consideration			125,764
Cash and cash equivalents			79
Accounts receivable			892
Mineral interests			130,980
Current liabilities			(6,187)
Total assets acquired, net of liabilities assumed			$ 125,764